Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SUNAMERICA SERIES TRUST
Entity Central Index Key	0000892538
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000022023 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Emerging Markets
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Emerging Markets Portfolio (Class 3)*	$78	1.45%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 78	[1]
Expense Ratio, Percent	1.45%	[1],[2]
Net Assets	$ 198,000,000
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 900,000
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$198M
Total number of portfolio holdings	150
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	41%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	20.2%
Semiconductors	19.0%
Internet	11.8%
Insurance	5.2%
Computers	3.0%
Telecommunications	2.9%
Software	2.8%
Diversified Financial Services	2.6%
Auto Manufacturers	2.5%
Airlines	1.9%
Food	1.8%
Retail	1.8%
Oil & Gas	1.7%
Electric	1.7%
Auto Parts & Equipment	1.6%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022021 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Emerging Markets
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Emerging Markets Portfolio (Class 1)*	$64	1.20%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 64	[3]
Expense Ratio, Percent	1.20%	[3],[4]
Net Assets	$ 198,000,000
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 900,000
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$198M
Total number of portfolio holdings	150
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	41%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	20.2%
Semiconductors	19.0%
Internet	11.8%
Insurance	5.2%
Computers	3.0%
Telecommunications	2.9%
Software	2.8%
Diversified Financial Services	2.6%
Auto Manufacturers	2.5%
Airlines	1.9%
Food	1.8%
Retail	1.8%
Oil & Gas	1.7%
Electric	1.7%
Auto Parts & Equipment	1.6%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022022 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Emerging Markets
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Emerging Markets Portfolio (Class 2)*	$72	1.35%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 72	[5]
Expense Ratio, Percent	1.35%	[5],[6]
Net Assets	$ 198,000,000
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 900,000
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$198M
Total number of portfolio holdings	150
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	41%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	20.2%
Semiconductors	19.0%
Internet	11.8%
Insurance	5.2%
Computers	3.0%
Telecommunications	2.9%
Software	2.8%
Diversified Financial Services	2.6%
Auto Manufacturers	2.5%
Airlines	1.9%
Food	1.8%
Retail	1.8%
Oil & Gas	1.7%
Electric	1.7%
Auto Parts & Equipment	1.6%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022018 [Member]
Shareholder Report [Line Items]
Fund Name	SA Morgan Stanley International Equities
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Morgan Stanley International Equities Portfolio (Class 1)*	$45	0.87%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 45	[7]
Expense Ratio, Percent	0.87%	[7],[8]
Net Assets	$ 344,000,000
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$344M
Total number of portfolio holdings	58
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Machinery-Diversified	10.0%
Semiconductors	9.4%
Software	7.2%
Cosmetics/Personal Care	6.5%
Banks	5.9%
Pharmaceuticals	5.0%
Insurance	4.7%
Electronics	4.2%
Computers	3.7%
Retail	3.2%
Diversified Financial Services	3.1%
Commercial Services	3.0%
Aerospace/Defense	2.8%
Internet	2.8%
Beverages	2.7%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022019 [Member]
Shareholder Report [Line Items]
Fund Name	SA Morgan Stanley International Equities
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Morgan Stanley International Equities Portfolio (Class 2)*	$53	1.02%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 53	[9]
Expense Ratio, Percent	1.02%	[9],[10]
Net Assets	$ 344,000,000
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$344M
Total number of portfolio holdings	58
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Machinery-Diversified	10.0%
Semiconductors	9.4%
Software	7.2%
Cosmetics/Personal Care	6.5%
Banks	5.9%
Pharmaceuticals	5.0%
Insurance	4.7%
Electronics	4.2%
Computers	3.7%
Retail	3.2%
Diversified Financial Services	3.1%
Commercial Services	3.0%
Aerospace/Defense	2.8%
Internet	2.8%
Beverages	2.7%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022020 [Member]
Shareholder Report [Line Items]
Fund Name	SA Morgan Stanley International Equities
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Morgan Stanley International Equities Portfolio (Class 3)*	$58	1.12%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 58	[11]
Expense Ratio, Percent	1.12%	[11],[12]
Net Assets	$ 344,000,000
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$344M
Total number of portfolio holdings	58
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Machinery-Diversified	10.0%
Semiconductors	9.4%
Software	7.2%
Cosmetics/Personal Care	6.5%
Banks	5.9%
Pharmaceuticals	5.0%
Insurance	4.7%
Electronics	4.2%
Computers	3.7%
Retail	3.2%
Diversified Financial Services	3.1%
Commercial Services	3.0%
Aerospace/Defense	2.8%
Internet	2.8%
Beverages	2.7%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022028 [Member]
Shareholder Report [Line Items]
Fund Name	SA PineBridge High-Yield Bond
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PineBridge High-Yield Bond Portfolio (Class 3)*	$49	0.98%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 49	[13]
Expense Ratio, Percent	0.98%	[13],[14]
Net Assets	$ 263,000,000
Holdings Count | Holding	269
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$263M
Total number of portfolio holdings	269
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Diversified Financial Services	7.1%
Commercial Services	6.8%
Telecommunications	6.4%
Pipelines	6.4%
Oil & Gas	6.2%
Media	6.0%
Retail	4.5%
Electric	4.3%
REITS	3.4%
Leisure Time	2.9%
Insurance	2.8%
Entertainment	2.8%
Iron/Steel	2.8%
Pharmaceuticals	2.7%
Packaging & Containers	2.6%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022027 [Member]
Shareholder Report [Line Items]
Fund Name	SA PineBridge High-Yield Bond
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PineBridge High-Yield Bond Portfolio (Class 2)*	$44	0.88%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 44	[15]
Expense Ratio, Percent	0.88%	[15],[16]
Net Assets	$ 263,000,000
Holdings Count | Holding	269
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$263M
Total number of portfolio holdings	269
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Diversified Financial Services	7.1%
Commercial Services	6.8%
Telecommunications	6.4%
Pipelines	6.4%
Oil & Gas	6.2%
Media	6.0%
Retail	4.5%
Electric	4.3%
REITS	3.4%
Leisure Time	2.9%
Insurance	2.8%
Entertainment	2.8%
Iron/Steel	2.8%
Pharmaceuticals	2.7%
Packaging & Containers	2.6%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022026 [Member]
Shareholder Report [Line Items]
Fund Name	SA PineBridge High-Yield Bond
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PineBridge High-Yield Bond Portfolio (Class 1)*	$37	0.73%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 37	[17]
Expense Ratio, Percent	0.73%	[17],[18]
Net Assets	$ 263,000,000
Holdings Count | Holding	269
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$263M
Total number of portfolio holdings	269
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Diversified Financial Services	7.1%
Commercial Services	6.8%
Telecommunications	6.4%
Pipelines	6.4%
Oil & Gas	6.2%
Media	6.0%
Retail	4.5%
Electric	4.3%
REITS	3.4%
Leisure Time	2.9%
Insurance	2.8%
Entertainment	2.8%
Iron/Steel	2.8%
Pharmaceuticals	2.7%
Packaging & Containers	2.6%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000199994 [Member]
Shareholder Report [Line Items]
Fund Name	SA Emerging Markets Equity Index
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Emerging Markets Equity Index Portfolio (Class 3)*	$44	0.83%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 44	[19]
Expense Ratio, Percent	0.83%	[19],[20]
Net Assets	$ 104,000,000
Holdings Count | Holding	1,005
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$104M
Total number of portfolio holdings	1,005
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	16.9%
Banks	16.7%
Internet	13.5%
Diversified Financial Services	4.6%
Telecommunications	4.3%
Oil & Gas	4.0%
Auto Manufacturers	3.0%
Insurance	2.7%
Computers	2.6%
Mining	2.2%
Electronics	2.2%
Retail	1.9%
Pharmaceuticals	1.9%
Electric	1.7%
Real Estate	1.6%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000199993 [Member]
Shareholder Report [Line Items]
Fund Name	SA Emerging Markets Equity Index
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Emerging Markets Equity Index Portfolio (Class 1)*	$31	0.58%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 31	[21]
Expense Ratio, Percent	0.58%	[21],[22]
Net Assets	$ 104,000,000
Holdings Count | Holding	1,005
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$104M
Total number of portfolio holdings	1,005
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	16.9%
Banks	16.7%
Internet	13.5%
Diversified Financial Services	4.6%
Telecommunications	4.3%
Oil & Gas	4.0%
Auto Manufacturers	3.0%
Insurance	2.7%
Computers	2.6%
Mining	2.2%
Electronics	2.2%
Retail	1.9%
Pharmaceuticals	1.9%
Electric	1.7%
Real Estate	1.6%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000193967 [Member]
Shareholder Report [Line Items]
Fund Name	SA Goldman Sachs Multi-Asset Insights
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Goldman Sachs Multi-Asset Insights Portfolio (Class 1)*	$42	0.83%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 42	[23]
Expense Ratio, Percent	0.83%	[23],[24]
Net Assets	$ 50,000,000
Holdings Count | Holding	291
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$50M
Total number of portfolio holdings	291
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	79%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Short-Term Investments	25.7%
Internet	7.4%
Semiconductors	6.1%
Banks	6.0%
Software	4.7%
Diversified Financial Services	4.0%
Insurance	3.3%
Aerospace/Defense	3.1%
Computers	3.0%
Pharmaceuticals	2.7%
Unaffiliated Investment Companies	2.3%
REITS	2.2%
Telecommunications	2.0%
Commercial Services	1.6%
Electronics	1.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000193968 [Member]
Shareholder Report [Line Items]
Fund Name	SA Goldman Sachs Multi-Asset Insights
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Goldman Sachs Multi-Asset Insights Portfolio (Class 3)*	$55	1.08%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 55	[25]
Expense Ratio, Percent	1.08%	[25],[26]
Net Assets	$ 50,000,000
Holdings Count | Holding	291
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$50M
Total number of portfolio holdings	291
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	79%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Short-Term Investments	25.7%
Internet	7.4%
Semiconductors	6.1%
Banks	6.0%
Software	4.7%
Diversified Financial Services	4.0%
Insurance	3.3%
Aerospace/Defense	3.1%
Computers	3.0%
Pharmaceuticals	2.7%
Unaffiliated Investment Companies	2.3%
REITS	2.2%
Telecommunications	2.0%
Commercial Services	1.6%
Electronics	1.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000193973 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fixed Income Intermediate Index
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fixed Income Intermediate Index Portfolio (Class 1)*	$17	0.33%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 17	[27]
Expense Ratio, Percent	0.33%	[27],[28]
Net Assets	$ 494,000,000
Holdings Count | Holding	1,009
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$494M
Total number of portfolio holdings	1,009
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	70%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	54.1%
Banks	9.4%
Unaffiliated Investment Companies	8.7%
Multi-National	2.7%
Electric	2.3%
Foreign Government Obligations	2.2%
Pharmaceuticals	1.4%
REITS	1.3%
Diversified Financial Services	1.2%
Telecommunications	1.0%
Short-Term Investments	1.0%
Oil & Gas	0.9%
Auto Manufacturers	0.9%
Pipelines	0.9%
Semiconductors	0.8%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000193974 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fixed Income Intermediate Index
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fixed Income Intermediate Index Portfolio (Class 3)*	$29	0.58%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 29	[29]
Expense Ratio, Percent	0.58%	[29],[30]
Net Assets	$ 494,000,000
Holdings Count | Holding	1,009
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$494M
Total number of portfolio holdings	1,009
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	70%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	54.1%
Banks	9.4%
Unaffiliated Investment Companies	8.7%
Multi-National	2.7%
Electric	2.3%
Foreign Government Obligations	2.2%
Pharmaceuticals	1.4%
REITS	1.3%
Diversified Financial Services	1.2%
Telecommunications	1.0%
Short-Term Investments	1.0%
Oil & Gas	0.9%
Auto Manufacturers	0.9%
Pipelines	0.9%
Semiconductors	0.8%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021986 [Member]
Shareholder Report [Line Items]
Fund Name	SA Federated Hermes Corporate Bond
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Federated Hermes Corporate Bond Portfolio (Class 3)*	$40	0.80%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 40	[31]
Expense Ratio, Percent	0.80%	[31],[32]
Net Assets	$ 1,533,000,000
Holdings Count | Holding	812
Advisory Fees Paid, Amount	$ 3,800,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,533M
Total number of portfolio holdings	812
Total net advisory fee paid	$3.8M
Portfolio turnover rate during the reporting period	11%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	17.1%
Short-Term Investments	5.1%
Telecommunications	5.1%
Electric	4.9%
U.S. Government & Agency Obligations	4.5%
Pharmaceuticals	4.3%
Software	3.5%
Oil & Gas	3.3%
Pipelines	3.3%
Media	3.1%
Commercial Services	2.8%
Computers	2.6%
Beverages	2.6%
Retail	2.5%
Insurance	2.4%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021984 [Member]
Shareholder Report [Line Items]
Fund Name	SA Federated Hermes Corporate Bond
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Federated Hermes Corporate Bond Portfolio (Class 1)*	$28	0.55%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 28	[33]
Expense Ratio, Percent	0.55%	[33],[34]
Net Assets	$ 1,533,000,000
Holdings Count | Holding	812
Advisory Fees Paid, Amount	$ 3,800,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,533M
Total number of portfolio holdings	812
Total net advisory fee paid	$3.8M
Portfolio turnover rate during the reporting period	11%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	17.1%
Short-Term Investments	5.1%
Telecommunications	5.1%
Electric	4.9%
U.S. Government & Agency Obligations	4.5%
Pharmaceuticals	4.3%
Software	3.5%
Oil & Gas	3.3%
Pipelines	3.3%
Media	3.1%
Commercial Services	2.8%
Computers	2.6%
Beverages	2.6%
Retail	2.5%
Insurance	2.4%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021985 [Member]
Shareholder Report [Line Items]
Fund Name	SA Federated Hermes Corporate Bond
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Federated Hermes Corporate Bond Portfolio (Class 2)*	$35	0.70%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 35	[35]
Expense Ratio, Percent	0.70%	[35],[36]
Net Assets	$ 1,533,000,000
Holdings Count | Holding	812
Advisory Fees Paid, Amount	$ 3,800,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,533M
Total number of portfolio holdings	812
Total net advisory fee paid	$3.8M
Portfolio turnover rate during the reporting period	11%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	17.1%
Short-Term Investments	5.1%
Telecommunications	5.1%
Electric	4.9%
U.S. Government & Agency Obligations	4.5%
Pharmaceuticals	4.3%
Software	3.5%
Oil & Gas	3.3%
Pipelines	3.3%
Media	3.1%
Commercial Services	2.8%
Computers	2.6%
Beverages	2.6%
Retail	2.5%
Insurance	2.4%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021971 [Member]
Shareholder Report [Line Items]
Fund Name	SA AB Growth
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA AB Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Growth Portfolio (Class 3)*	$45	0.88%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 45	[37]
Expense Ratio, Percent	0.88%	[37],[38]
Net Assets	$ 1,858,000,000
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 5,200,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,858M
Total number of portfolio holdings	56
Total net advisory fee paid	$5.2M
Portfolio turnover rate during the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	24.4%
Internet	23.9%
Software	15.8%
Retail	7.1%
Diversified Financial Services	5.6%
Healthcare-Products	3.8%
Pharmaceuticals	3.3%
Beverages	2.3%
Commercial Services	1.9%
Biotechnology	1.6%
Telecommunications	1.4%
Chemicals	1.2%
Distribution/Wholesale	1.0%
Machinery-Diversified	1.0%
Insurance	0.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021970 [Member]
Shareholder Report [Line Items]
Fund Name	SA AB Growth
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA AB Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Growth Portfolio (Class 2)*	$40	0.78%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 40	[39]
Expense Ratio, Percent	0.78%	[39],[40]
Net Assets	$ 1,858,000,000
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 5,200,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,858M
Total number of portfolio holdings	56
Total net advisory fee paid	$5.2M
Portfolio turnover rate during the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	24.4%
Internet	23.9%
Software	15.8%
Retail	7.1%
Diversified Financial Services	5.6%
Healthcare-Products	3.8%
Pharmaceuticals	3.3%
Beverages	2.3%
Commercial Services	1.9%
Biotechnology	1.6%
Telecommunications	1.4%
Chemicals	1.2%
Distribution/Wholesale	1.0%
Machinery-Diversified	1.0%
Insurance	0.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021969 [Member]
Shareholder Report [Line Items]
Fund Name	SA AB Growth
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA AB Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Growth Portfolio (Class 1)*	$32	0.63%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 32	[41]
Expense Ratio, Percent	0.63%	[41],[42]
Net Assets	$ 1,858,000,000
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 5,200,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,858M
Total number of portfolio holdings	56
Total net advisory fee paid	$5.2M
Portfolio turnover rate during the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	24.4%
Internet	23.9%
Software	15.8%
Retail	7.1%
Diversified Financial Services	5.6%
Healthcare-Products	3.8%
Pharmaceuticals	3.3%
Beverages	2.3%
Commercial Services	1.9%
Biotechnology	1.6%
Telecommunications	1.4%
Chemicals	1.2%
Distribution/Wholesale	1.0%
Machinery-Diversified	1.0%
Insurance	0.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021992 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Mid-Cap Growth
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Mid-Cap Growth Portfolio (Class 1)*	$39	0.77%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 39	[43]
Expense Ratio, Percent	0.77%	[43],[44]
Net Assets	$ 715,000,000
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 2,400,000
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$715M
Total number of portfolio holdings	107
Total net advisory fee paid	$2.4M
Portfolio turnover rate during the reporting period	44%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	17.2%
Diversified Financial Services	8.3%
Retail	7.3%
Aerospace/Defense	5.3%
Internet	5.2%
Biotechnology	4.8%
Leisure Time	4.1%
Pharmaceuticals	3.9%
Miscellaneous Manufacturing	3.9%
Electric	3.3%
Healthcare-Products	3.1%
Lodging	2.9%
Computers	2.9%
Commercial Services	2.8%
Entertainment	2.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021955 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Ultra-Short Bond
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Ultra-Short Bond Portfolio (Class 3)*	$39	0.77%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 39	[45]
Expense Ratio, Percent	0.77%	[45],[46]
Net Assets	$ 346,000,000
Holdings Count | Holding	246
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$346M
Total number of portfolio holdings	246
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	59%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	23.5%
Insurance	9.5%
Other Asset Backed Securities	8.3%
Auto Manufacturers	7.2%
Short-Term Investments	7.1%
Electric	6.8%
U.S. Government & Agency Obligations	6.6%
Auto Loan Receivables	3.7%
Diversified Financial Services	2.4%
Healthcare-Services	1.7%
Retail	1.4%
Pipelines	1.4%
Telecommunications	1.4%
Chemicals	1.3%
Credit Card Receivables	1.2%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021953 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Ultra-Short Bond
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Ultra-Short Bond Portfolio (Class 1)*	$26	0.52%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 26	[47]
Expense Ratio, Percent	0.52%	[47],[48]
Net Assets	$ 346,000,000
Holdings Count | Holding	246
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$346M
Total number of portfolio holdings	246
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	59%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	23.5%
Insurance	9.5%
Other Asset Backed Securities	8.3%
Auto Manufacturers	7.2%
Short-Term Investments	7.1%
Electric	6.8%
U.S. Government & Agency Obligations	6.6%
Auto Loan Receivables	3.7%
Diversified Financial Services	2.4%
Healthcare-Services	1.7%
Retail	1.4%
Pipelines	1.4%
Telecommunications	1.4%
Chemicals	1.3%
Credit Card Receivables	1.2%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021954 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Ultra-Short Bond
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Ultra-Short Bond Portfolio (Class 2)*	$34	0.67%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 34	[49]
Expense Ratio, Percent	0.67%	[49],[50]
Net Assets	$ 346,000,000
Holdings Count | Holding	246
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$346M
Total number of portfolio holdings	246
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	59%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	23.5%
Insurance	9.5%
Other Asset Backed Securities	8.3%
Auto Manufacturers	7.2%
Short-Term Investments	7.1%
Electric	6.8%
U.S. Government & Agency Obligations	6.6%
Auto Loan Receivables	3.7%
Diversified Financial Services	2.4%
Healthcare-Services	1.7%
Retail	1.4%
Pipelines	1.4%
Telecommunications	1.4%
Chemicals	1.3%
Credit Card Receivables	1.2%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021962 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Large Cap Core
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Large Cap Core Portfolio (Class 3)*	$48	0.94%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 48	[51]
Expense Ratio, Percent	0.94%	[51],[52]
Net Assets	$ 586,000,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$586M
Total number of portfolio holdings	52
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	25%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	14.0%
Software	12.3%
Internet	12.0%
Retail	6.8%
Diversified Financial Services	6.6%
Computers	5.7%
Banks	4.9%
Healthcare-Products	4.1%
Building Materials	3.7%
Electric	3.6%
Insurance	2.8%
Aerospace/Defense	2.7%
Oil & Gas Services	2.6%
Pharmaceuticals	2.4%
Media	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021960 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Large Cap Core
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Large Cap Core Portfolio (Class 1)*	$35	0.69%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 35	[53]
Expense Ratio, Percent	0.69%	[53],[54]
Net Assets	$ 586,000,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$586M
Total number of portfolio holdings	52
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	25%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	14.0%
Software	12.3%
Internet	12.0%
Retail	6.8%
Diversified Financial Services	6.6%
Computers	5.7%
Banks	4.9%
Healthcare-Products	4.1%
Building Materials	3.7%
Electric	3.6%
Insurance	2.8%
Aerospace/Defense	2.7%
Oil & Gas Services	2.6%
Pharmaceuticals	2.4%
Media	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021961 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Large Cap Core
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Large Cap Core Portfolio (Class 2)*	$43	0.84%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 43	[55]
Expense Ratio, Percent	0.84%	[55],[56]
Net Assets	$ 586,000,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$586M
Total number of portfolio holdings	52
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	25%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	14.0%
Software	12.3%
Internet	12.0%
Retail	6.8%
Diversified Financial Services	6.6%
Computers	5.7%
Banks	4.9%
Healthcare-Products	4.1%
Building Materials	3.7%
Electric	3.6%
Insurance	2.8%
Aerospace/Defense	2.7%
Oil & Gas Services	2.6%
Pharmaceuticals	2.4%
Media	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022031 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan MFS Core Bond
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan MFS Core Bond Portfolio (Class 3)*	$39	0.78%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 39	[57]
Expense Ratio, Percent	0.78%	[57],[58]
Net Assets	$ 1,830,000,000
Holdings Count | Holding	1,669
Advisory Fees Paid, Amount	$ 4,400,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,830M
Total number of portfolio holdings	1,669
Total net advisory fee paid	$4.4M
Portfolio turnover rate during the reporting period	17%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	46.9%
Collateralized Mortgage Obligations	11.3%
Banks	8.5%
Other Asset Backed Securities	6.3%
Auto Loan Receivables	2.7%
Diversified Financial Services	2.4%
Electric	2.4%
Pipelines	1.8%
REITS	1.4%
Healthcare-Services	1.3%
Short-Term Investments	1.0%
Insurance	1.0%
Oil & Gas	0.9%
Aerospace/Defense	0.9%
Telecommunications	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022029 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan MFS Core Bond
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan MFS Core Bond Portfolio (Class 1)*	$27	0.53%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 27	[59]
Expense Ratio, Percent	0.53%	[59],[60]
Net Assets	$ 1,830,000,000
Holdings Count | Holding	1,669
Advisory Fees Paid, Amount	$ 4,400,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,830M
Total number of portfolio holdings	1,669
Total net advisory fee paid	$4.4M
Portfolio turnover rate during the reporting period	17%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	46.9%
Collateralized Mortgage Obligations	11.3%
Banks	8.5%
Other Asset Backed Securities	6.3%
Auto Loan Receivables	2.7%
Diversified Financial Services	2.4%
Electric	2.4%
Pipelines	1.8%
REITS	1.4%
Healthcare-Services	1.3%
Short-Term Investments	1.0%
Insurance	1.0%
Oil & Gas	0.9%
Aerospace/Defense	0.9%
Telecommunications	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022030 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan MFS Core Bond
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan MFS Core Bond Portfolio (Class 2)*	$34	0.68%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 34	[61]
Expense Ratio, Percent	0.68%	[61],[62]
Net Assets	$ 1,830,000,000
Holdings Count | Holding	1,669
Advisory Fees Paid, Amount	$ 4,400,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,830M
Total number of portfolio holdings	1,669
Total net advisory fee paid	$4.4M
Portfolio turnover rate during the reporting period	17%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	46.9%
Collateralized Mortgage Obligations	11.3%
Banks	8.5%
Other Asset Backed Securities	6.3%
Auto Loan Receivables	2.7%
Diversified Financial Services	2.4%
Electric	2.4%
Pipelines	1.8%
REITS	1.4%
Healthcare-Services	1.3%
Short-Term Investments	1.0%
Insurance	1.0%
Oil & Gas	0.9%
Aerospace/Defense	0.9%
Telecommunications	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000109363 [Member]
Shareholder Report [Line Items]
Fund Name	SA VCP Dynamic Allocation
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Dynamic Allocation Portfolio (Class 3)*	$25	0.50%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 25	[63]
Expense Ratio, Percent	0.50%	[63],[64]
Net Assets	$ 9,174,000,000
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 8,600,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$9,174M
Total number of portfolio holdings	66
Total net advisory fee paid	$8.6M
Portfolio turnover rate during the reporting period	12%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000169131 [Member]
Shareholder Report [Line Items]
Fund Name	SA VCP Dynamic Allocation
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Dynamic Allocation Portfolio (Class 1)*	$12	0.24%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 12	[65]
Expense Ratio, Percent	0.24%	[65],[66]
Net Assets	$ 9,174,000,000
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 8,600,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$9,174M
Total number of portfolio holdings	66
Total net advisory fee paid	$8.6M
Portfolio turnover rate during the reporting period	12%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177074 [Member]
Shareholder Report [Line Items]
Fund Name	SA Mid Cap Index
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Mid Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Mid Cap Index Portfolio (Class 3)*	$30	0.61%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 30	[67]
Expense Ratio, Percent	0.61%	[67],[68]
Net Assets	$ 497,000,000
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$497M
Total number of portfolio holdings	405
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	6.8%
Banks	6.4%
Retail	6.1%
Insurance	4.6%
Diversified Financial Services	4.3%
Software	4.1%
Commercial Services	4.0%
Machinery-Diversified	3.9%
Computers	3.5%
Electronics	3.5%
Engineering & Construction	3.5%
Oil & Gas	2.8%
Food	2.7%
Biotechnology	2.4%
Semiconductors	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177073 [Member]
Shareholder Report [Line Items]
Fund Name	SA Mid Cap Index
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Mid Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Mid Cap Index Portfolio (Class 1)*	$18	0.36%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 18	[69]
Expense Ratio, Percent	0.36%	[69],[70]
Net Assets	$ 497,000,000
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$497M
Total number of portfolio holdings	405
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	6.8%
Banks	6.4%
Retail	6.1%
Insurance	4.6%
Diversified Financial Services	4.3%
Software	4.1%
Commercial Services	4.0%
Machinery-Diversified	3.9%
Computers	3.5%
Electronics	3.5%
Engineering & Construction	3.5%
Oil & Gas	2.8%
Food	2.7%
Biotechnology	2.4%
Semiconductors	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000171605 [Member]
Shareholder Report [Line Items]
Fund Name	SA T. Rowe Price VCP Balanced
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price VCP Balanced Portfolio (Class 1)*	$42	0.83%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 42	[71]
Expense Ratio, Percent	0.83%	[71],[72]
Net Assets	$ 1,379,000,000
Holdings Count | Holding	1,599
Advisory Fees Paid, Amount	$ 5,200,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,379M
Total number of portfolio holdings	1,599
Total net advisory fee paid	$5.2M
Portfolio turnover rate during the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	15.0%
Short-Term Investments	12.0%
Semiconductors	6.2%
Internet	5.8%
Banks	5.6%
Software	4.8%
Insurance	3.6%
Oil & Gas	3.1%
Retail	2.8%
REITS	2.8%
Diversified Financial Services	2.7%
Pharmaceuticals	2.6%
Computers	2.2%
Healthcare-Products	1.9%
Electric	1.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000199992 [Member]
Shareholder Report [Line Items]
Fund Name	SA Large Cap Value Index
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Value Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Value Index Portfolio (Class 3)*	$30	0.60%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 30	[73]
Expense Ratio, Percent	0.60%	[73],[74]
Net Assets	$ 653,000,000
Holdings Count | Holding	402
Advisory Fees Paid, Amount	$ 900,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$653M
Total number of portfolio holdings	402
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	9%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	9.4%
Computers	8.2%
Banks	7.4%
Pharmaceuticals	5.7%
Oil & Gas	5.1%
Semiconductors	5.0%
Retail	4.5%
Insurance	4.3%
Internet	4.1%
Healthcare-Products	4.0%
Electric	3.6%
Diversified Financial Services	3.0%
Telecommunications	3.0%
Aerospace/Defense	2.9%
REITS	2.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000199991 [Member]
Shareholder Report [Line Items]
Fund Name	SA Large Cap Value Index
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Value Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Value Index Portfolio (Class 1)*	$17	0.35%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 17	[75]
Expense Ratio, Percent	0.35%	[75],[76]
Net Assets	$ 653,000,000
Holdings Count | Holding	402
Advisory Fees Paid, Amount	$ 900,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$653M
Total number of portfolio holdings	402
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	9%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	9.4%
Computers	8.2%
Banks	7.4%
Pharmaceuticals	5.7%
Oil & Gas	5.1%
Semiconductors	5.0%
Retail	4.5%
Insurance	4.3%
Internet	4.1%
Healthcare-Products	4.0%
Electric	3.6%
Diversified Financial Services	3.0%
Telecommunications	3.0%
Aerospace/Defense	2.9%
REITS	2.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022012 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fidelity Institutional AM® Global Equities(formerly SA JPMorgan Global Equities Portfolio)
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Global Equities Portfolio (Class 1)*	$42	0.82%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 42	[77]
Expense Ratio, Percent	0.82%	[77],[78]
Net Assets	$ 340,000,000
Holdings Count | Holding	346
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$340M
Total number of portfolio holdings	346
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	84%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	10.5%
Banks	9.1%
Semiconductors	8.9%
Software	8.8%
Computers	5.6%
Repurchase Agreements	4.4%
Pharmaceuticals	3.5%
Diversified Financial Services	3.4%
Insurance	3.1%
Aerospace/Defense	2.8%
Telecommunications	2.8%
Oil & Gas	2.7%
Biotechnology	2.6%
Electric	2.1%
Beverages	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022013 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fidelity Institutional AM® Global Equities(formerly SA JPMorgan Global Equities Portfolio)
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Global Equities Portfolio (Class 2)*	$50	0.97%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 50	[79]
Expense Ratio, Percent	0.97%	[79],[80]
Net Assets	$ 340,000,000
Holdings Count | Holding	346
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$340M
Total number of portfolio holdings	346
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	84%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	10.5%
Banks	9.1%
Semiconductors	8.9%
Software	8.8%
Computers	5.6%
Repurchase Agreements	4.4%
Pharmaceuticals	3.5%
Diversified Financial Services	3.4%
Insurance	3.1%
Aerospace/Defense	2.8%
Telecommunications	2.8%
Oil & Gas	2.7%
Biotechnology	2.6%
Electric	2.1%
Beverages	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022014 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fidelity Institutional AM® Global Equities(formerly SA JPMorgan Global Equities Portfolio)
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Global Equities Portfolio (Class 3)*	$55	1.07%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 55	[81]
Expense Ratio, Percent	1.07%	[81],[82]
Net Assets	$ 340,000,000
Holdings Count | Holding	346
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$340M
Total number of portfolio holdings	346
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	84%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	10.5%
Banks	9.1%
Semiconductors	8.9%
Software	8.8%
Computers	5.6%
Repurchase Agreements	4.4%
Pharmaceuticals	3.5%
Diversified Financial Services	3.4%
Insurance	3.1%
Aerospace/Defense	2.8%
Telecommunications	2.8%
Oil & Gas	2.7%
Biotechnology	2.6%
Electric	2.1%
Beverages	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022001 [Member]
Shareholder Report [Line Items]
Fund Name	SA Janus Focused Growth
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Janus Focused Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Janus Focused Growth Portfolio (Class 1)*	$42	0.80%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 42	[83]
Expense Ratio, Percent	0.80%	[83],[84]
Net Assets	$ 523,000,000
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$523M
Total number of portfolio holdings	34
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	22%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	24.3%
Semiconductors	21.6%
Software	20.6%
Diversified Financial Services	4.9%
Aerospace/Defense	3.6%
Computers	3.5%
Pharmaceuticals	3.5%
Private Equity	3.2%
Biotechnology	2.5%
Entertainment	2.4%
Electrical Components & Equipment	2.1%
Healthcare-Products	2.1%
Beverages	1.7%
REITS	1.1%
Healthcare-Services	1.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022003 [Member]
Shareholder Report [Line Items]
Fund Name	SA Janus Focused Growth
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Janus Focused Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Janus Focused Growth Portfolio (Class 3)*	$55	1.05%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 55	[85]
Expense Ratio, Percent	1.05%	[85],[86]
Net Assets	$ 523,000,000
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$523M
Total number of portfolio holdings	34
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	22%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	24.3%
Semiconductors	21.6%
Software	20.6%
Diversified Financial Services	4.9%
Aerospace/Defense	3.6%
Computers	3.5%
Pharmaceuticals	3.5%
Private Equity	3.2%
Biotechnology	2.5%
Entertainment	2.4%
Electrical Components & Equipment	2.1%
Healthcare-Products	2.1%
Beverages	1.7%
REITS	1.1%
Healthcare-Services	1.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022002 [Member]
Shareholder Report [Line Items]
Fund Name	SA Janus Focused Growth
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Janus Focused Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Janus Focused Growth Portfolio (Class 2)*	$50	0.95%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 50	[87]
Expense Ratio, Percent	0.95%	[87],[88]
Net Assets	$ 523,000,000
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$523M
Total number of portfolio holdings	34
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	22%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	24.3%
Semiconductors	21.6%
Software	20.6%
Diversified Financial Services	4.9%
Aerospace/Defense	3.6%
Computers	3.5%
Pharmaceuticals	3.5%
Private Equity	3.2%
Biotechnology	2.5%
Entertainment	2.4%
Electrical Components & Equipment	2.1%
Healthcare-Products	2.1%
Beverages	1.7%
REITS	1.1%
Healthcare-Services	1.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000214975 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Systematic U.S. Large Cap Core
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 3)*	$39	0.78%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 39	[89]
Expense Ratio, Percent	0.78%	[89],[90]
Net Assets	$ 311,000,000
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$311M
Total number of portfolio holdings	182
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	42%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	16.9%
Semiconductors	14.0%
Software	12.5%
Computers	7.5%
Banks	4.2%
Pharmaceuticals	3.9%
Biotechnology	3.7%
Insurance	3.6%
Retail	2.9%
Diversified Financial Services	2.9%
Aerospace/Defense	2.7%
Auto Manufacturers	2.6%
Telecommunications	2.2%
Electric	1.9%
Healthcare-Products	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000214976 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Systematic U.S. Large Cap Core
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 1)*	$27	0.53%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 27	[91]
Expense Ratio, Percent	0.53%	[91],[92]
Net Assets	$ 311,000,000
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$311M
Total number of portfolio holdings	182
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	42%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	16.9%
Semiconductors	14.0%
Software	12.5%
Computers	7.5%
Banks	4.2%
Pharmaceuticals	3.9%
Biotechnology	3.7%
Insurance	3.6%
Retail	2.9%
Diversified Financial Services	2.9%
Aerospace/Defense	2.7%
Auto Manufacturers	2.6%
Telecommunications	2.2%
Electric	1.9%
Healthcare-Products	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000199998 [Member]
Shareholder Report [Line Items]
Fund Name	SA Global Index Allocation 75/25
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 75/25 Portfolio (Class 1)*	$9	0.18%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 9	[93]
Expense Ratio, Percent	0.18%	[93],[94]
Net Assets	$ 108,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$108M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	6%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000199997 [Member]
Shareholder Report [Line Items]
Fund Name	SA Global Index Allocation 75/25
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 75/25 Portfolio (Class 3)*	$22	0.43%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 22	[95]
Expense Ratio, Percent	0.43%	[95],[96]
Net Assets	$ 108,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$108M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	6%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000211493 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fidelity Institutional AM® International Growth
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® International Growth Portfolio (Class 1)*	$47	0.89%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 47	[97]
Expense Ratio, Percent	0.89%	[97],[98]
Net Assets	$ 265,000,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 900,000
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$265M
Total number of portfolio holdings	61
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	64%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.6%
Internet	9.5%
Aerospace/Defense	8.8%
Building Materials	8.7%
Semiconductors	8.3%
Diversified Financial Services	7.1%
Machinery-Construction & Mining	6.1%
Software	5.8%
Insurance	5.8%
Commercial Services	5.6%
Electrical Components & Equipment	3.8%
Engineering & Construction	2.9%
Chemicals	2.7%
Electric	1.9%
Transportation	1.6%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000211494 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fidelity Institutional AM® International Growth
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® International Growth Portfolio (Class 3)*	$60	1.14%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 60	[99]
Expense Ratio, Percent	1.14%	[99],[100]
Net Assets	$ 265,000,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 900,000
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$265M
Total number of portfolio holdings	61
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	64%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.6%
Internet	9.5%
Aerospace/Defense	8.8%
Building Materials	8.7%
Semiconductors	8.3%
Diversified Financial Services	7.1%
Machinery-Construction & Mining	6.1%
Software	5.8%
Insurance	5.8%
Commercial Services	5.6%
Electrical Components & Equipment	3.8%
Engineering & Construction	2.9%
Chemicals	2.7%
Electric	1.9%
Transportation	1.6%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000199996 [Member]
Shareholder Report [Line Items]
Fund Name	SA Global Index Allocation 60/40
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 60/40 Portfolio (Class 3)*	$22	0.43%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 22	[101]
Expense Ratio, Percent	0.43%	[101],[102]
Net Assets	$ 106,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$106M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	7%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000199995 [Member]
Shareholder Report [Line Items]
Fund Name	SA Global Index Allocation 60/40
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 60/40 Portfolio (Class 1)*	$9	0.18%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 9	[103]
Expense Ratio, Percent	0.18%	[103],[104]
Net Assets	$ 106,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$106M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	7%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000199989 [Member]
Shareholder Report [Line Items]
Fund Name	SA Large Cap Growth Index
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Growth Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Growth Index Portfolio (Class 1)*	$18	0.35%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 18	[105]
Expense Ratio, Percent	0.35%	[105],[106]
Net Assets	$ 740,000,000
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 1,000,000.0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$740M
Total number of portfolio holdings	216
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	21.2%
Semiconductors	20.4%
Software	13.9%
Computers	6.6%
Diversified Financial Services	5.1%
Retail	4.2%
Auto Manufacturers	3.2%
Insurance	2.8%
Pharmaceuticals	2.5%
Banks	2.0%
Commercial Services	1.7%
Healthcare-Products	1.6%
Aerospace/Defense	1.4%
Machinery-Construction & Mining	1.3%
Electric	1.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000199990 [Member]
Shareholder Report [Line Items]
Fund Name	SA Large Cap Growth Index
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Growth Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Growth Index Portfolio (Class 3)*	$31	0.60%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 31	[107]
Expense Ratio, Percent	0.60%	[107],[108]
Net Assets	$ 740,000,000
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 1,000,000.0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$740M
Total number of portfolio holdings	216
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	21.2%
Semiconductors	20.4%
Software	13.9%
Computers	6.6%
Diversified Financial Services	5.1%
Retail	4.2%
Auto Manufacturers	3.2%
Insurance	2.8%
Pharmaceuticals	2.5%
Banks	2.0%
Commercial Services	1.7%
Healthcare-Products	1.6%
Aerospace/Defense	1.4%
Machinery-Construction & Mining	1.3%
Electric	1.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022009 [Member]
Shareholder Report [Line Items]
Fund Name	SA Putnam International Value(formerly SA Putnam International Growth and Income Portfolio)
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Putnam International Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Putnam International Value Portfolio (Class 1)*	$50	0.93%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 50	[109]
Expense Ratio, Percent	0.93%	[109],[110]
Net Assets	$ 325,000,000
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$325M
Total number of portfolio holdings	147
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	24.5%
Insurance	10.4%
Oil & Gas	6.7%
Telecommunications	4.8%
Pharmaceuticals	4.6%
Building Materials	3.7%
Miscellaneous Manufacturing	3.5%
Electronics	3.5%
Retail	3.3%
Distribution/Wholesale	3.0%
Beverages	2.8%
Food	2.7%
Aerospace/Defense	2.5%
Cosmetics/Personal Care	1.8%
Mining	1.7%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022010 [Member]
Shareholder Report [Line Items]
Fund Name	SA Putnam International Value(formerly SA Putnam International Growth and Income Portfolio)
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Putnam International Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Putnam International Value Portfolio (Class 2)*	$58	1.08%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 58	[111]
Expense Ratio, Percent	1.08%	[111],[112]
Net Assets	$ 325,000,000
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$325M
Total number of portfolio holdings	147
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	24.5%
Insurance	10.4%
Oil & Gas	6.7%
Telecommunications	4.8%
Pharmaceuticals	4.6%
Building Materials	3.7%
Miscellaneous Manufacturing	3.5%
Electronics	3.5%
Retail	3.3%
Distribution/Wholesale	3.0%
Beverages	2.8%
Food	2.7%
Aerospace/Defense	2.5%
Cosmetics/Personal Care	1.8%
Mining	1.7%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022011 [Member]
Shareholder Report [Line Items]
Fund Name	SA Putnam International Value(formerly SA Putnam International Growth and Income Portfolio)
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Putnam International Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Putnam International Value Portfolio (Class 3)*	$64	1.18%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 64	[113]
Expense Ratio, Percent	1.18%	[113],[114]
Net Assets	$ 325,000,000
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$325M
Total number of portfolio holdings	147
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	24.5%
Insurance	10.4%
Oil & Gas	6.7%
Telecommunications	4.8%
Pharmaceuticals	4.6%
Building Materials	3.7%
Miscellaneous Manufacturing	3.5%
Electronics	3.5%
Retail	3.3%
Distribution/Wholesale	3.0%
Beverages	2.8%
Food	2.7%
Aerospace/Defense	2.5%
Cosmetics/Personal Care	1.8%
Mining	1.7%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000193970 [Member]
Shareholder Report [Line Items]
Fund Name	SA T. Rowe Price Allocation Moderately Aggressive(formerly SA T. Rowe Price Asset Allocation Growth Portfolio)
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price Allocation Moderately Aggressive Portfolio (Class 3)*	$50	0.99%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 50	[115]
Expense Ratio, Percent	0.99%	[115],[116]
Net Assets	$ 773,000,000
Holdings Count | Holding	1,487
Advisory Fees Paid, Amount	$ 2,600,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$773M
Total number of portfolio holdings	1,487
Total net advisory fee paid	$2.6M
Portfolio turnover rate during the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	10.0%
Semiconductors	8.0%
Software	7.4%
Banks	7.0%
Internet	6.6%
Insurance	4.5%
Retail	4.4%
Diversified Financial Services	3.9%
Pharmaceuticals	3.5%
Computers	3.2%
Short-Term Investments	2.7%
Oil & Gas	2.6%
Healthcare-Products	2.6%
Aerospace/Defense	2.4%
Electric	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000193969 [Member]
Shareholder Report [Line Items]
Fund Name	SA T. Rowe Price Allocation Moderately Aggressive(formerly SA T. Rowe Price Asset Allocation Growth Portfolio)
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price Allocation Moderately Aggressive Portfolio (Class 1)*	$38	0.74%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 38	[117]
Expense Ratio, Percent	0.74%	[117],[118]
Net Assets	$ 773,000,000
Holdings Count | Holding	1,487
Advisory Fees Paid, Amount	$ 2,600,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$773M
Total number of portfolio holdings	1,487
Total net advisory fee paid	$2.6M
Portfolio turnover rate during the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	10.0%
Semiconductors	8.0%
Software	7.4%
Banks	7.0%
Internet	6.6%
Insurance	4.5%
Retail	4.4%
Diversified Financial Services	3.9%
Pharmaceuticals	3.5%
Computers	3.2%
Short-Term Investments	2.7%
Oil & Gas	2.6%
Healthcare-Products	2.6%
Aerospace/Defense	2.4%
Electric	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021987 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fidelity Institutional AM® Real Estate
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Real Estate Portfolio (Class 1)*	$41	0.85%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 41	[119]
Expense Ratio, Percent	0.85%	[119],[120]
Net Assets	$ 247,000,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 900,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$247M
Total number of portfolio holdings	32
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	97.4%
Real Estate	1.2%
Internet	1.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021998 [Member]
Shareholder Report [Line Items]
Fund Name	SA Invesco Growth Opportunities
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Invesco Growth Opportunities Portfolio (Class 1)*	$40	0.82%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 40	[121]
Expense Ratio, Percent	0.82%	[121],[122]
Net Assets	$ 282,000,000
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 1,000,000.0
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$282M
Total number of portfolio holdings	110
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	58%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Electronics	8.8%
Diversified Financial Services	6.9%
Software	6.7%
Healthcare-Products	6.6%
Retail	6.0%
Biotechnology	5.3%
Semiconductors	4.7%
Aerospace/Defense	4.2%
Machinery-Diversified	4.0%
Commercial Services	3.9%
Miscellaneous Manufacturing	3.7%
Engineering & Construction	3.5%
Healthcare-Services	3.1%
Computers	3.0%
Internet	2.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021988 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fidelity Institutional AM® Real Estate
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Real Estate Portfolio (Class 2)*	$49	1.00%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 49	[123]
Expense Ratio, Percent	1.00%	[123],[124]
Net Assets	$ 247,000,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 900,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$247M
Total number of portfolio holdings	32
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	97.4%
Real Estate	1.2%
Internet	1.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021989 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fidelity Institutional AM® Real Estate
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Real Estate Portfolio (Class 3)*	$54	1.10%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 54	[125]
Expense Ratio, Percent	1.10%	[125],[126]
Net Assets	$ 247,000,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 900,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$247M
Total number of portfolio holdings	32
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	97.4%
Real Estate	1.2%
Internet	1.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022017 [Member]
Shareholder Report [Line Items]
Fund Name	SA PIMCO Global Bond Opportunities
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO Global Bond Opportunities Portfolio (Class 3)*	$59	1.17%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 59	[127]
Expense Ratio, Percent	1.17%	[127],[128]
Net Assets	$ 280,000,000
Holdings Count | Holding	511
Advisory Fees Paid, Amount	$ 900,000
Investment Company Portfolio Turnover	150.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$280M
Total number of portfolio holdings	511
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	150%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	78.8%
Foreign Government Obligations	33.6%
Collateralized Mortgage Obligations	12.6%
Banks	10.5%
Other Asset Backed Securities	6.7%
Short-Term Investments	5.6%
Auto Loan Receivables	1.3%
Investment Companies	1.1%
Pharmaceuticals	0.6%
Credit Card Receivables	0.5%
Diversified Financial Services	0.4%
Healthcare-Products	0.4%
Semiconductors	0.4%
Insurance	0.3%
Agriculture	0.3%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022015 [Member]
Shareholder Report [Line Items]
Fund Name	SA PIMCO Global Bond Opportunities
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO Global Bond Opportunities Portfolio (Class 1)*	$46	0.92%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 46	[129]
Expense Ratio, Percent	0.92%	[129],[130]
Net Assets	$ 280,000,000
Holdings Count | Holding	511
Advisory Fees Paid, Amount	$ 900,000
Investment Company Portfolio Turnover	150.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$280M
Total number of portfolio holdings	511
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	150%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	78.8%
Foreign Government Obligations	33.6%
Collateralized Mortgage Obligations	12.6%
Banks	10.5%
Other Asset Backed Securities	6.7%
Short-Term Investments	5.6%
Auto Loan Receivables	1.3%
Investment Companies	1.1%
Pharmaceuticals	0.6%
Credit Card Receivables	0.5%
Diversified Financial Services	0.4%
Healthcare-Products	0.4%
Semiconductors	0.4%
Insurance	0.3%
Agriculture	0.3%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022016 [Member]
Shareholder Report [Line Items]
Fund Name	SA PIMCO Global Bond Opportunities
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO Global Bond Opportunities Portfolio (Class 2)*	$54	1.07%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 54	[131]
Expense Ratio, Percent	1.07%	[131],[132]
Net Assets	$ 280,000,000
Holdings Count | Holding	511
Advisory Fees Paid, Amount	$ 900,000
Investment Company Portfolio Turnover	150.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$280M
Total number of portfolio holdings	511
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	150%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	78.8%
Foreign Government Obligations	33.6%
Collateralized Mortgage Obligations	12.6%
Banks	10.5%
Other Asset Backed Securities	6.7%
Short-Term Investments	5.6%
Auto Loan Receivables	1.3%
Investment Companies	1.1%
Pharmaceuticals	0.6%
Credit Card Receivables	0.5%
Diversified Financial Services	0.4%
Healthcare-Products	0.4%
Semiconductors	0.4%
Insurance	0.3%
Agriculture	0.3%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000109738 [Member]
Shareholder Report [Line Items]
Fund Name	SA AB Small & Mid Cap Value
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Small & Mid Cap Value Portfolio (Class 1)*	$44	0.91%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 44	[133]
Expense Ratio, Percent	0.91%	[133],[134]
Net Assets	$ 476,000,000
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 2,000,000.0
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$476M
Total number of portfolio holdings	92
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	44%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.6%
Retail	7.0%
REITS	6.6%
Commercial Services	6.6%
Computers	6.0%
Transportation	4.4%
Healthcare-Services	4.3%
Diversified Financial Services	3.6%
Oil & Gas	3.4%
Healthcare-Products	3.4%
Insurance	2.8%
Semiconductors	2.8%
Machinery-Diversified	2.5%
Chemicals	2.5%
Packaging & Containers	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022007 [Member]
Shareholder Report [Line Items]
Fund Name	SA AB Small & Mid Cap Value
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Small & Mid Cap Value Portfolio (Class 2)*	$51	1.06%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 51	[135]
Expense Ratio, Percent	1.06%	[135],[136]
Net Assets	$ 476,000,000
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 2,000,000.0
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$476M
Total number of portfolio holdings	92
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	44%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.6%
Retail	7.0%
REITS	6.6%
Commercial Services	6.6%
Computers	6.0%
Transportation	4.4%
Healthcare-Services	4.3%
Diversified Financial Services	3.6%
Oil & Gas	3.4%
Healthcare-Products	3.4%
Insurance	2.8%
Semiconductors	2.8%
Machinery-Diversified	2.5%
Chemicals	2.5%
Packaging & Containers	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022008 [Member]
Shareholder Report [Line Items]
Fund Name	SA AB Small & Mid Cap Value
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Small & Mid Cap Value Portfolio (Class 3)*	$56	1.16%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 56	[137]
Expense Ratio, Percent	1.16%	[137],[138]
Net Assets	$ 476,000,000
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 2,000,000.0
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$476M
Total number of portfolio holdings	92
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	44%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.6%
Retail	7.0%
REITS	6.6%
Commercial Services	6.6%
Computers	6.0%
Transportation	4.4%
Healthcare-Services	4.3%
Diversified Financial Services	3.6%
Oil & Gas	3.4%
Healthcare-Products	3.4%
Insurance	2.8%
Semiconductors	2.8%
Machinery-Diversified	2.5%
Chemicals	2.5%
Packaging & Containers	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000109739 [Member]
Shareholder Report [Line Items]
Fund Name	SA PIMCO RAE International Value
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO RAE International Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO RAE International Value Portfolio (Class 1)*	$45	0.84%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 45	[139]
Expense Ratio, Percent	0.84%	[139],[140]
Net Assets	$ 428,000,000
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$428M
Total number of portfolio holdings	261
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Telecommunications	11.8%
Pharmaceuticals	10.8%
Insurance	7.7%
Chemicals	6.7%
Food	6.4%
Agriculture	6.1%
Transportation	6.0%
Auto Manufacturers	3.6%
Iron/Steel	3.6%
Mining	3.4%
Retail	3.2%
Auto Parts & Equipment	2.9%
Electric	2.6%
Commercial Services	2.4%
Banks	2.3%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022024 [Member]
Shareholder Report [Line Items]
Fund Name	SA PIMCO RAE International Value
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO RAE International Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO RAE International Value Portfolio (Class 2)*	$53	0.99%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 53	[141]
Expense Ratio, Percent	0.99%	[141],[142]
Net Assets	$ 428,000,000
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$428M
Total number of portfolio holdings	261
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Telecommunications	11.8%
Pharmaceuticals	10.8%
Insurance	7.7%
Chemicals	6.7%
Food	6.4%
Agriculture	6.1%
Transportation	6.0%
Auto Manufacturers	3.6%
Iron/Steel	3.6%
Mining	3.4%
Retail	3.2%
Auto Parts & Equipment	2.9%
Electric	2.6%
Commercial Services	2.4%
Banks	2.3%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022034 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Diversified Balanced
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Diversified Balanced Portfolio (Class 3)*	$49	0.96%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 49	[143]
Expense Ratio, Percent	0.96%	[143],[144]
Net Assets	$ 429,000,000
Holdings Count | Holding	1,614
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$429M
Total number of portfolio holdings	1,614
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	10.3%
U.S. Government & Agency Obligations	8.3%
Internet	6.7%
Semiconductors	6.4%
Software	5.6%
Unaffiliated Investment Companies	4.3%
Other Asset Backed Securities	3.6%
Diversified Financial Services	3.5%
Electric	3.3%
Pharmaceuticals	3.2%
Retail	3.2%
Short-Term Investments	2.5%
Collateralized Mortgage Obligations	2.5%
Computers	2.4%
Insurance	2.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022032 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Diversified Balanced
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Diversified Balanced Portfolio (Class 1)*	$36	0.71%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 36	[145]
Expense Ratio, Percent	0.71%	[145],[146]
Net Assets	$ 429,000,000
Holdings Count | Holding	1,614
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$429M
Total number of portfolio holdings	1,614
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	10.3%
U.S. Government & Agency Obligations	8.3%
Internet	6.7%
Semiconductors	6.4%
Software	5.6%
Unaffiliated Investment Companies	4.3%
Other Asset Backed Securities	3.6%
Diversified Financial Services	3.5%
Electric	3.3%
Pharmaceuticals	3.2%
Retail	3.2%
Short-Term Investments	2.5%
Collateralized Mortgage Obligations	2.5%
Computers	2.4%
Insurance	2.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022033 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Diversified Balanced
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Diversified Balanced Portfolio (Class 2)*	$44	0.86%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 44	[147]
Expense Ratio, Percent	0.86%	[147],[148]
Net Assets	$ 429,000,000
Holdings Count | Holding	1,614
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$429M
Total number of portfolio holdings	1,614
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	10.3%
U.S. Government & Agency Obligations	8.3%
Internet	6.7%
Semiconductors	6.4%
Software	5.6%
Unaffiliated Investment Companies	4.3%
Other Asset Backed Securities	3.6%
Diversified Financial Services	3.5%
Electric	3.3%
Pharmaceuticals	3.2%
Retail	3.2%
Short-Term Investments	2.5%
Collateralized Mortgage Obligations	2.5%
Computers	2.4%
Insurance	2.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022025 [Member]
Shareholder Report [Line Items]
Fund Name	SA PIMCO RAE International Value
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO RAE International Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO RAE International Value Portfolio (Class 3)*	$58	1.09%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 58	[149]
Expense Ratio, Percent	1.09%	[149],[150]
Net Assets	$ 428,000,000
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$428M
Total number of portfolio holdings	261
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Telecommunications	11.8%
Pharmaceuticals	10.8%
Insurance	7.7%
Chemicals	6.7%
Food	6.4%
Agriculture	6.1%
Transportation	6.0%
Auto Manufacturers	3.6%
Iron/Steel	3.6%
Mining	3.4%
Retail	3.2%
Auto Parts & Equipment	2.9%
Electric	2.6%
Commercial Services	2.4%
Banks	2.3%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000199999 [Member]
Shareholder Report [Line Items]
Fund Name	SA Global Index Allocation 90/10
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 90/10 Portfolio (Class 1)*	$7	0.13%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 7	[151]
Expense Ratio, Percent	0.13%	[151],[152]
Net Assets	$ 397,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$397M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	5%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000200000 [Member]
Shareholder Report [Line Items]
Fund Name	SA Global Index Allocation 90/10
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 90/10 Portfolio (Class 3)*	$19	0.38%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 19	[153]
Expense Ratio, Percent	0.38%	[153],[154]
Net Assets	$ 397,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$397M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	5%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000222244 [Member]
Shareholder Report [Line Items]
Fund Name	SA BlackRock Multi-Factor 70/30
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA BlackRock Multi-Factor 70/30 Portfolio (Class 3)*	$30	0.60%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 30	[155]
Expense Ratio, Percent	0.60%	[155],[156]
Net Assets	$ 115,000,000
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$115M
Total number of portfolio holdings	14
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	57%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000222243 [Member]
Shareholder Report [Line Items]
Fund Name	SA BlackRock Multi-Factor 70/30
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA BlackRock Multi-Factor 70/30 Portfolio (Class 1)*	$18	0.35%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 18	[157]
Expense Ratio, Percent	0.35%	[157],[158]
Net Assets	$ 115,000,000
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$115M
Total number of portfolio holdings	14
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	57%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022035 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS Total Return
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Total Return Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Total Return Portfolio (Class 1)*	$36	0.71%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 36	[159]
Expense Ratio, Percent	0.71%	[159],[160]
Net Assets	$ 481,000,000
Holdings Count | Holding	805
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$481M
Total number of portfolio holdings	805
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	20.4%
Banks	10.4%
Pharmaceuticals	6.2%
Insurance	5.0%
Oil & Gas	4.8%
Collateralized Mortgage Obligations	4.7%
Diversified Financial Services	4.4%
Electric	4.3%
Software	3.5%
Building Materials	2.7%
Healthcare-Products	2.4%
Healthcare-Services	2.4%
Agriculture	2.1%
Aerospace/Defense	2.0%
Media	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022036 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS Total Return
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Total Return Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Total Return Portfolio (Class 2)*	$43	0.86%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 43	[161]
Expense Ratio, Percent	0.86%	[161],[162]
Net Assets	$ 481,000,000
Holdings Count | Holding	805
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$481M
Total number of portfolio holdings	805
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	20.4%
Banks	10.4%
Pharmaceuticals	6.2%
Insurance	5.0%
Oil & Gas	4.8%
Collateralized Mortgage Obligations	4.7%
Diversified Financial Services	4.4%
Electric	4.3%
Software	3.5%
Building Materials	2.7%
Healthcare-Products	2.4%
Healthcare-Services	2.4%
Agriculture	2.1%
Aerospace/Defense	2.0%
Media	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022037 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS Total Return
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Total Return Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Total Return Portfolio (Class 3)*	$48	0.96%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 48	[163]
Expense Ratio, Percent	0.96%	[163],[164]
Net Assets	$ 481,000,000
Holdings Count | Holding	805
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$481M
Total number of portfolio holdings	805
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	20.4%
Banks	10.4%
Pharmaceuticals	6.2%
Insurance	5.0%
Oil & Gas	4.8%
Collateralized Mortgage Obligations	4.7%
Diversified Financial Services	4.4%
Electric	4.3%
Software	3.5%
Building Materials	2.7%
Healthcare-Products	2.4%
Healthcare-Services	2.4%
Agriculture	2.1%
Aerospace/Defense	2.0%
Media	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000171604 [Member]
Shareholder Report [Line Items]
Fund Name	SA Schroders VCP Global Allocation
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Schroders VCP Global Allocation Portfolio (Class 1)*	$45	0.90%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 45	[165]
Expense Ratio, Percent	0.90%	[165],[166]
Net Assets	$ 418,000,000
Holdings Count | Holding	964
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$418M
Total number of portfolio holdings	964
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	17.1%
Internet	6.5%
Semiconductors	6.5%
Insurance	5.8%
Software	5.7%
Pharmaceuticals	5.0%
Diversified Financial Services	4.0%
REITS	3.5%
Electric	3.2%
Short-Term Investments	2.9%
Oil & Gas	2.8%
Telecommunications	2.6%
Retail	2.4%
Computers	2.4%
Auto Manufacturers	2.2%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000164959 [Member]
Shareholder Report [Line Items]
Fund Name	SA Schroders VCP Global Allocation
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Schroders VCP Global Allocation Portfolio (Class 3)*	$58	1.15%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 58	[167]
Expense Ratio, Percent	1.15%	[167],[168]
Net Assets	$ 418,000,000
Holdings Count | Holding	964
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$418M
Total number of portfolio holdings	964
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	17.1%
Internet	6.5%
Semiconductors	6.5%
Insurance	5.8%
Software	5.7%
Pharmaceuticals	5.0%
Diversified Financial Services	4.0%
REITS	3.5%
Electric	3.2%
Short-Term Investments	2.9%
Oil & Gas	2.8%
Telecommunications	2.6%
Retail	2.4%
Computers	2.4%
Auto Manufacturers	2.2%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177076 [Member]
Shareholder Report [Line Items]
Fund Name	SA Small Cap Index
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Small Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Small Cap Index Portfolio (Class 3)*	$32	0.66%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 32	[169]
Expense Ratio, Percent	0.66%	[169],[170]
Net Assets	$ 294,000,000
Holdings Count | Holding	2,006
Advisory Fees Paid, Amount	$ 400,000
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$294M
Total number of portfolio holdings	2,006
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	21%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.4%
Biotechnology	6.3%
REITS	6.3%
Software	5.5%
Commercial Services	4.5%
Retail	3.9%
Healthcare-Products	3.3%
Diversified Financial Services	3.1%
Electronics	2.9%
Pharmaceuticals	2.6%
Engineering & Construction	2.5%
Telecommunications	2.5%
Oil & Gas	2.3%
Insurance	2.1%
Healthcare-Services	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021993 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Mid-Cap Growth
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Mid-Cap Growth Portfolio (Class 2)*	$46	0.92%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 46	[171]
Expense Ratio, Percent	0.92%	[171],[172]
Net Assets	$ 715,000,000
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 2,400,000
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$715M
Total number of portfolio holdings	107
Total net advisory fee paid	$2.4M
Portfolio turnover rate during the reporting period	44%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	17.2%
Diversified Financial Services	8.3%
Retail	7.3%
Aerospace/Defense	5.3%
Internet	5.2%
Biotechnology	4.8%
Leisure Time	4.1%
Pharmaceuticals	3.9%
Miscellaneous Manufacturing	3.9%
Electric	3.3%
Healthcare-Products	3.1%
Lodging	2.9%
Computers	2.9%
Commercial Services	2.8%
Entertainment	2.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021994 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Mid-Cap Growth
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Mid-Cap Growth Portfolio (Class 3)*	$51	1.02%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 51	[173]
Expense Ratio, Percent	1.02%	[173],[174]
Net Assets	$ 715,000,000
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 2,400,000
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$715M
Total number of portfolio holdings	107
Total net advisory fee paid	$2.4M
Portfolio turnover rate during the reporting period	44%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	17.2%
Diversified Financial Services	8.3%
Retail	7.3%
Aerospace/Defense	5.3%
Internet	5.2%
Biotechnology	4.8%
Leisure Time	4.1%
Pharmaceuticals	3.9%
Miscellaneous Manufacturing	3.9%
Electric	3.3%
Healthcare-Products	3.1%
Lodging	2.9%
Computers	2.9%
Commercial Services	2.8%
Entertainment	2.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177080 [Member]
Shareholder Report [Line Items]
Fund Name	SA Index Allocation 80/20
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 80/20 Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 80/20 Portfolio (Class 3)*	$19	0.37%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 19	[175]
Expense Ratio, Percent	0.37%	[175],[176]
Net Assets	$ 529,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$529M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	2%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177079 [Member]
Shareholder Report [Line Items]
Fund Name	SA Index Allocation 80/20
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 80/20 Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 80/20 Portfolio (Class 1)*	$6	0.12%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 6	[177]
Expense Ratio, Percent	0.12%	[177],[178]
Net Assets	$ 529,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$529M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	2%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177071 [Member]
Shareholder Report [Line Items]
Fund Name	SA International Index
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA International Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA International Index Portfolio (Class 1)*	$25	0.47%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 25	[179]
Expense Ratio, Percent	0.47%	[179],[180]
Net Assets	$ 967,000,000
Holdings Count | Holding	700
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$967M
Total number of portfolio holdings	700
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	11%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	15.5%
Pharmaceuticals	7.2%
Insurance	6.4%
Aerospace/Defense	3.5%
Oil & Gas	3.3%
Telecommunications	3.2%
Semiconductors	3.2%
Food	3.0%
Electric	2.9%
Commercial Services	2.7%
Auto Manufacturers	2.6%
Software	2.6%
Machinery-Construction & Mining	2.2%
Chemicals	2.2%
Mining	2.1%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177072 [Member]
Shareholder Report [Line Items]
Fund Name	SA International Index
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA International Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA International Index Portfolio (Class 3)*	$38	0.72%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 38	[181]
Expense Ratio, Percent	0.72%	[181],[182]
Net Assets	$ 967,000,000
Holdings Count | Holding	700
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$967M
Total number of portfolio holdings	700
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	11%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	15.5%
Pharmaceuticals	7.2%
Insurance	6.4%
Aerospace/Defense	3.5%
Oil & Gas	3.3%
Telecommunications	3.2%
Semiconductors	3.2%
Food	3.0%
Electric	2.9%
Commercial Services	2.7%
Auto Manufacturers	2.6%
Software	2.6%
Machinery-Construction & Mining	2.2%
Chemicals	2.2%
Mining	2.1%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177077 [Member]
Shareholder Report [Line Items]
Fund Name	SA Index Allocation 60/40
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 60/40 Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 60/40 Portfolio (Class 3)*	$20	0.39%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 20	[183]
Expense Ratio, Percent	0.39%	[183],[184]
Net Assets	$ 273,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$273M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	4%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177078 [Member]
Shareholder Report [Line Items]
Fund Name	SA Index Allocation 60/40
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 60/40 Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 60/40 Portfolio (Class 1)*	$7	0.14%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 7	[185]
Expense Ratio, Percent	0.14%	[185],[186]
Net Assets	$ 273,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$273M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	4%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000191735 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Tactical Opportunities
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Tactical Opportunities Portfolio (Class 1)*	$41	0.81%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 41	[187]
Expense Ratio, Percent	0.81%	[187],[188]
Net Assets	$ 105,000,000
Holdings Count | Holding	1,079
Advisory Fees Paid, Amount	$ 400,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$105M
Total number of portfolio holdings	1,079
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	51%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	17.8%
Internet	7.6%
Semiconductors	6.5%
Banks	6.3%
Software	5.9%
Unaffiliated Investment Companies	5.3%
Pharmaceuticals	4.0%
Collateralized Mortgage Obligations	3.4%
Short-Term Investments	3.3%
Insurance	3.2%
Retail	3.0%
Telecommunications	2.7%
Diversified Financial Services	2.6%
Computers	2.4%
Aerospace/Defense	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000191736 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Tactical Opportunities
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Tactical Opportunities Portfolio (Class 3)*	$54	1.06%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 54	[189]
Expense Ratio, Percent	1.06%	[189],[190]
Net Assets	$ 105,000,000
Holdings Count | Holding	1,079
Advisory Fees Paid, Amount	$ 400,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$105M
Total number of portfolio holdings	1,079
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	51%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	17.8%
Internet	7.6%
Semiconductors	6.5%
Banks	6.3%
Software	5.9%
Unaffiliated Investment Companies	5.3%
Pharmaceuticals	4.0%
Collateralized Mortgage Obligations	3.4%
Short-Term Investments	3.3%
Insurance	3.2%
Retail	3.0%
Telecommunications	2.7%
Diversified Financial Services	2.6%
Computers	2.4%
Aerospace/Defense	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000193972 [Member]
Shareholder Report [Line Items]
Fund Name	SA VCP Index Allocation
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Index Allocation Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Index Allocation Portfolio (Class 3)*	$26	0.52%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 26	[191]
Expense Ratio, Percent	0.52%	[191],[192]
Net Assets	$ 553,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 500,000
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$553M
Total number of portfolio holdings	19
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	6%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000193971 [Member]
Shareholder Report [Line Items]
Fund Name	SA VCP Index Allocation
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Index Allocation Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Index Allocation Portfolio (Class 1)*	$13	0.26%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 13	[193]
Expense Ratio, Percent	0.26%	[193],[194]
Net Assets	$ 553,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 500,000
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$553M
Total number of portfolio holdings	19
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	6%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021983 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS Large Cap Growth(formerly SA MFS Blue Chip Growth Portfolio)
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Large Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Large Cap Growth Portfolio (Class 3)*	$48	0.93%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 48	[195]
Expense Ratio, Percent	0.93%	[195],[196]
Net Assets	$ 858,000,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 2,300,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$858M
Total number of portfolio holdings	88
Total net advisory fee paid	$2.3M
Portfolio turnover rate during the reporting period	36%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	22.6%
Semiconductors	20.0%
Internet	19.3%
Computers	10.5%
Diversified Financial Services	3.9%
Pharmaceuticals	3.0%
Banks	2.2%
Retail	2.0%
Auto Manufacturers	1.7%
Aerospace/Defense	1.7%
Healthcare-Services	1.4%
Telecommunications	1.2%
Building Materials	1.2%
Insurance	1.2%
Apparel	1.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021981 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS Large Cap Growth(formerly SA MFS Blue Chip Growth Portfolio)
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Large Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Large Cap Growth Portfolio (Class 1)*	$35	0.68%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 35	[197]
Expense Ratio, Percent	0.68%	[197],[198]
Net Assets	$ 858,000,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 2,300,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$858M
Total number of portfolio holdings	88
Total net advisory fee paid	$2.3M
Portfolio turnover rate during the reporting period	36%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	22.6%
Semiconductors	20.0%
Internet	19.3%
Computers	10.5%
Diversified Financial Services	3.9%
Pharmaceuticals	3.0%
Banks	2.2%
Retail	2.0%
Auto Manufacturers	1.7%
Aerospace/Defense	1.7%
Healthcare-Services	1.4%
Telecommunications	1.2%
Building Materials	1.2%
Insurance	1.2%
Apparel	1.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021982 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS Large Cap Growth(formerly SA MFS Blue Chip Growth Portfolio)
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Large Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Large Cap Growth Portfolio (Class 2)*	$42	0.83%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 42	[199]
Expense Ratio, Percent	0.83%	[199],[200]
Net Assets	$ 858,000,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 2,300,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$858M
Total number of portfolio holdings	88
Total net advisory fee paid	$2.3M
Portfolio turnover rate during the reporting period	36%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	22.6%
Semiconductors	20.0%
Internet	19.3%
Computers	10.5%
Diversified Financial Services	3.9%
Pharmaceuticals	3.0%
Banks	2.2%
Retail	2.0%
Auto Manufacturers	1.7%
Aerospace/Defense	1.7%
Healthcare-Services	1.4%
Telecommunications	1.2%
Building Materials	1.2%
Insurance	1.2%
Apparel	1.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021991 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Small Company Value
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Small Company Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Small Company Value Portfolio (Class 3)*	$59	1.20%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 59	[201]
Expense Ratio, Percent	1.20%	[201],[202]
Net Assets	$ 283,000,000
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$283M
Total number of portfolio holdings	82
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	28%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	16.2%
Machinery-Diversified	8.6%
Electronics	8.0%
Insurance	7.5%
Chemicals	4.4%
Diversified Financial Services	4.3%
Metal Fabricate/Hardware	4.0%
Aerospace/Defense	3.8%
Lodging	3.4%
Healthcare-Products	3.4%
Commercial Services	2.9%
Software	2.9%
Iron/Steel	2.7%
Retail	2.5%
REITS	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000164960 [Member]
Shareholder Report [Line Items]
Fund Name	SA T. Rowe Price VCP Balanced
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price VCP Balanced Portfolio (Class 3)*	$55	1.08%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 55	[203]
Expense Ratio, Percent	1.08%	[203],[204]
Net Assets	$ 1,379,000,000
Holdings Count | Holding	1,599
Advisory Fees Paid, Amount	$ 5,200,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,379M
Total number of portfolio holdings	1,599
Total net advisory fee paid	$5.2M
Portfolio turnover rate during the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	15.0%
Short-Term Investments	12.0%
Semiconductors	6.2%
Internet	5.8%
Banks	5.6%
Software	4.8%
Insurance	3.6%
Oil & Gas	3.1%
Retail	2.8%
REITS	2.8%
Diversified Financial Services	2.7%
Pharmaceuticals	2.6%
Computers	2.2%
Healthcare-Products	1.9%
Electric	1.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177075 [Member]
Shareholder Report [Line Items]
Fund Name	SA Small Cap Index
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Small Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Small Cap Index Portfolio (Class 1)*	$20	0.41%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 20	[205]
Expense Ratio, Percent	0.41%	[205],[206]
Net Assets	$ 294,000,000
Holdings Count | Holding	2,006
Advisory Fees Paid, Amount	$ 400,000
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$294M
Total number of portfolio holdings	2,006
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	21%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.4%
Biotechnology	6.3%
REITS	6.3%
Software	5.5%
Commercial Services	4.5%
Retail	3.9%
Healthcare-Products	3.3%
Diversified Financial Services	3.1%
Electronics	2.9%
Pharmaceuticals	2.6%
Engineering & Construction	2.5%
Telecommunications	2.5%
Oil & Gas	2.3%
Insurance	2.1%
Healthcare-Services	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177069 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fixed Income Index
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fixed Income Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fixed Income Index Portfolio (Class 1)*	$17	0.34%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 17	[207]
Expense Ratio, Percent	0.34%	[207],[208]
Net Assets	$ 552,000,000
Holdings Count | Holding	1,252
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$552M
Total number of portfolio holdings	1,252
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	66%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	53.6%
Banks	7.7%
Unaffiliated Investment Companies	6.9%
Electric	2.7%
Foreign Government Obligations	2.4%
Multi-National	1.8%
Pharmaceuticals	1.5%
Telecommunications	1.5%
Diversified Financial Services	1.4%
Healthcare-Services	1.3%
REITS	1.2%
Pipelines	1.2%
Oil & Gas	1.0%
Retail	0.9%
Software	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177070 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fixed Income Index
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fixed Income Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fixed Income Index Portfolio (Class 3)*	$30	0.59%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 30	[209]
Expense Ratio, Percent	0.59%	[209],[210]
Net Assets	$ 552,000,000
Holdings Count | Holding	1,252
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$552M
Total number of portfolio holdings	1,252
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	66%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	53.6%
Banks	7.7%
Unaffiliated Investment Companies	6.9%
Electric	2.7%
Foreign Government Obligations	2.4%
Multi-National	1.8%
Pharmaceuticals	1.5%
Telecommunications	1.5%
Diversified Financial Services	1.4%
Healthcare-Services	1.3%
REITS	1.2%
Pipelines	1.2%
Oil & Gas	1.0%
Retail	0.9%
Software	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177081 [Member]
Shareholder Report [Line Items]
Fund Name	SA Index Allocation 90/10
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 90/10 Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 90/10 Portfolio (Class 1)*	$6	0.11%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 6	[211]
Expense Ratio, Percent	0.11%	[211],[212]
Net Assets	$ 1,489,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,489M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	2%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177082 [Member]
Shareholder Report [Line Items]
Fund Name	SA Index Allocation 90/10
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 90/10 Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 90/10 Portfolio (Class 3)*	$18	0.36%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 18	[213]
Expense Ratio, Percent	0.36%	[213],[214]
Net Assets	$ 1,489,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,489M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	2%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000115991 [Member]
Shareholder Report [Line Items]
Fund Name	SA VCP Dynamic Strategy
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Dynamic Strategy Portfolio (Class 3)*	$26	0.51%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 26	[215]
Expense Ratio, Percent	0.51%	[215],[216]
Net Assets	$ 4,882,000,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 5,200,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$4,882M
Total number of portfolio holdings	67
Total net advisory fee paid	$5.2M
Portfolio turnover rate during the reporting period	5%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021977 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS Massachusetts Investors Trust
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Massachusetts Investors Trust Portfolio (Class 3)*	$48	0.95%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 48	[217]
Expense Ratio, Percent	0.95%	[217],[218]
Net Assets	$ 644,000,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 2,100,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$644M
Total number of portfolio holdings	67
Total net advisory fee paid	$2.1M
Portfolio turnover rate during the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	13.8%
Software	12.6%
Semiconductors	10.5%
Diversified Financial Services	6.4%
Banks	5.5%
Computers	5.3%
Healthcare-Products	5.2%
Electronics	4.5%
Electrical Components & Equipment	4.1%
Insurance	4.0%
Electric	3.2%
Cosmetics/Personal Care	3.1%
Aerospace/Defense	2.7%
Oil & Gas	2.7%
Pharmaceuticals	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000169132 [Member]
Shareholder Report [Line Items]
Fund Name	SA VCP Dynamic Strategy
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Dynamic Strategy Portfolio (Class 1)*	$13	0.26%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 13	[219]
Expense Ratio, Percent	0.26%	[219],[220]
Net Assets	$ 4,882,000,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 5,200,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$4,882M
Total number of portfolio holdings	67
Total net advisory fee paid	$5.2M
Portfolio turnover rate during the reporting period	5%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021975 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS Massachusetts Investors Trust
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Massachusetts Investors Trust Portfolio (Class 1)*	$35	0.70%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 35	[221]
Expense Ratio, Percent	0.70%	[221],[222]
Net Assets	$ 644,000,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 2,100,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$644M
Total number of portfolio holdings	67
Total net advisory fee paid	$2.1M
Portfolio turnover rate during the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	13.8%
Software	12.6%
Semiconductors	10.5%
Diversified Financial Services	6.4%
Banks	5.5%
Computers	5.3%
Healthcare-Products	5.2%
Electronics	4.5%
Electrical Components & Equipment	4.1%
Insurance	4.0%
Electric	3.2%
Cosmetics/Personal Care	3.1%
Aerospace/Defense	2.7%
Oil & Gas	2.7%
Pharmaceuticals	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021976 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS Massachusetts Investors Trust
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Massachusetts Investors Trust Portfolio (Class 2)*	$43	0.85%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 43	[223]
Expense Ratio, Percent	0.85%	[223],[224]
Net Assets	$ 644,000,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 2,100,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$644M
Total number of portfolio holdings	67
Total net advisory fee paid	$2.1M
Portfolio turnover rate during the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	13.8%
Software	12.6%
Semiconductors	10.5%
Diversified Financial Services	6.4%
Banks	5.5%
Computers	5.3%
Healthcare-Products	5.2%
Electronics	4.5%
Electrical Components & Equipment	4.1%
Insurance	4.0%
Electric	3.2%
Cosmetics/Personal Care	3.1%
Aerospace/Defense	2.7%
Oil & Gas	2.7%
Pharmaceuticals	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021965 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin BW U.S. Large Cap Value
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin BW U.S. Large Cap Value Portfolio (Class 3)*	$47	0.95%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 47	[225]
Expense Ratio, Percent	0.95%	[225],[226]
Net Assets	$ 1,212,000,000
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 3,900,000
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,212M
Total number of portfolio holdings	221
Total net advisory fee paid	$3.9M
Portfolio turnover rate during the reporting period	40%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	20.5%
Pharmaceuticals	7.5%
Insurance	7.5%
Telecommunications	6.9%
Media	4.0%
Biotechnology	3.8%
Electric	3.4%
Retail	3.2%
Healthcare-Services	2.9%
Food	2.7%
Diversified Financial Services	2.4%
Machinery-Construction & Mining	2.4%
Aerospace/Defense	2.3%
Auto Manufacturers	2.2%
Oil & Gas	2.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021964 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin BW U.S. Large Cap Value
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin BW U.S. Large Cap Value Portfolio (Class 2)*	$42	0.85%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 42	[227]
Expense Ratio, Percent	0.85%	[227],[228]
Net Assets	$ 1,212,000,000
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 3,900,000
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,212M
Total number of portfolio holdings	221
Total net advisory fee paid	$3.9M
Portfolio turnover rate during the reporting period	40%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	20.5%
Pharmaceuticals	7.5%
Insurance	7.5%
Telecommunications	6.9%
Media	4.0%
Biotechnology	3.8%
Electric	3.4%
Retail	3.2%
Healthcare-Services	2.9%
Food	2.7%
Diversified Financial Services	2.4%
Machinery-Construction & Mining	2.4%
Aerospace/Defense	2.3%
Auto Manufacturers	2.2%
Oil & Gas	2.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021963 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin BW U.S. Large Cap Value
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin BW U.S. Large Cap Value Portfolio (Class 1)*	$35	0.70%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 35	[229]
Expense Ratio, Percent	0.70%	[229],[230]
Net Assets	$ 1,212,000,000
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 3,900,000
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,212M
Total number of portfolio holdings	221
Total net advisory fee paid	$3.9M
Portfolio turnover rate during the reporting period	40%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	20.5%
Pharmaceuticals	7.5%
Insurance	7.5%
Telecommunications	6.9%
Media	4.0%
Biotechnology	3.8%
Electric	3.4%
Retail	3.2%
Healthcare-Services	2.9%
Food	2.7%
Diversified Financial Services	2.4%
Machinery-Construction & Mining	2.4%
Aerospace/Defense	2.3%
Auto Manufacturers	2.2%
Oil & Gas	2.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021956 [Member]
Shareholder Report [Line Items]
Fund Name	SA Large Cap Index
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Index Portfolio (Class 1)*	$13	0.26%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 13	[231]
Expense Ratio, Percent	0.26%	[231],[232]
Net Assets	$ 3,399,000,000
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 3,600,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$3,399M
Total number of portfolio holdings	506
Total net advisory fee paid	$3.6M
Portfolio turnover rate during the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	13.4%
Internet	13.4%
Software	11.9%
Computers	7.4%
Banks	4.5%
Retail	4.4%
Diversified Financial Services	4.2%
Pharmaceuticals	4.0%
Insurance	3.5%
Healthcare-Products	2.7%
Oil & Gas	2.4%
Electric	2.3%
Aerospace/Defense	2.1%
Auto Manufacturers	2.0%
Telecommunications	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000183180 [Member]
Shareholder Report [Line Items]
Fund Name	SA Large Cap Index
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Index Portfolio (Class 3)*	$26	0.51%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 26	[233]
Expense Ratio, Percent	0.51%	[233],[234]
Net Assets	$ 3,399,000,000
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 3,600,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$3,399M
Total number of portfolio holdings	506
Total net advisory fee paid	$3.6M
Portfolio turnover rate during the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	13.4%
Internet	13.4%
Software	11.9%
Computers	7.4%
Banks	4.5%
Retail	4.4%
Diversified Financial Services	4.2%
Pharmaceuticals	4.0%
Insurance	3.5%
Healthcare-Products	2.7%
Oil & Gas	2.4%
Electric	2.3%
Aerospace/Defense	2.1%
Auto Manufacturers	2.0%
Telecommunications	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022000 [Member]
Shareholder Report [Line Items]
Fund Name	SA Invesco Growth Opportunities
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Invesco Growth Opportunities Portfolio (Class 3)*	$52	1.07%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 52	[235]
Expense Ratio, Percent	1.07%	[235],[236]
Net Assets	$ 282,000,000
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 1,000,000.0
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$282M
Total number of portfolio holdings	110
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	58%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Electronics	8.8%
Diversified Financial Services	6.9%
Software	6.7%
Healthcare-Products	6.6%
Retail	6.0%
Biotechnology	5.3%
Semiconductors	4.7%
Aerospace/Defense	4.2%
Machinery-Diversified	4.0%
Commercial Services	3.9%
Miscellaneous Manufacturing	3.7%
Engineering & Construction	3.5%
Healthcare-Services	3.1%
Computers	3.0%
Internet	2.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021999 [Member]
Shareholder Report [Line Items]
Fund Name	SA Invesco Growth Opportunities
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Invesco Growth Opportunities Portfolio (Class 2)*	$47	0.97%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 47	[237]
Expense Ratio, Percent	0.97%	[237],[238]
Net Assets	$ 282,000,000
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 1,000,000.0
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$282M
Total number of portfolio holdings	110
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	58%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Electronics	8.8%
Diversified Financial Services	6.9%
Software	6.7%
Healthcare-Products	6.6%
Retail	6.0%
Biotechnology	5.3%
Semiconductors	4.7%
Aerospace/Defense	4.2%
Machinery-Diversified	4.0%
Commercial Services	3.9%
Miscellaneous Manufacturing	3.7%
Engineering & Construction	3.5%
Healthcare-Services	3.1%
Computers	3.0%
Internet	2.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021990 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Small Company Value
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Small Company Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Small Company Value Portfolio (Class 1)*	$46	0.95%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 46	[239]
Expense Ratio, Percent	0.95%	[239],[240]
Net Assets	$ 283,000,000
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$283M
Total number of portfolio holdings	82
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	28%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	16.2%
Machinery-Diversified	8.6%
Electronics	8.0%
Insurance	7.5%
Chemicals	4.4%
Diversified Financial Services	4.3%
Metal Fabricate/Hardware	4.0%
Aerospace/Defense	3.8%
Lodging	3.4%
Healthcare-Products	3.4%
Commercial Services	2.9%
Software	2.9%
Iron/Steel	2.7%
Retail	2.5%
REITS	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021968 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Systematic U.S. Large Cap Value
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 3)*	$44	0.89%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 44	[241]
Expense Ratio, Percent	0.89%	[241],[242]
Net Assets	$ 566,000,000
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$566M
Total number of portfolio holdings	144
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	42%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	13.1%
Insurance	7.1%
Healthcare-Products	5.7%
Internet	5.4%
Retail	5.3%
Telecommunications	4.8%
Oil & Gas	3.4%
Software	3.1%
Electric	3.1%
REITS	3.1%
Biotechnology	2.8%
Semiconductors	2.7%
Diversified Financial Services	2.6%
Building Materials	2.5%
Auto Manufacturers	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021967 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Systematic U.S. Large Cap Value
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 2)*	$39	0.79%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 39	[243]
Expense Ratio, Percent	0.79%	[243],[244]
Net Assets	$ 566,000,000
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$566M
Total number of portfolio holdings	144
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	42%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	13.1%
Insurance	7.1%
Healthcare-Products	5.7%
Internet	5.4%
Retail	5.3%
Telecommunications	4.8%
Oil & Gas	3.4%
Software	3.1%
Electric	3.1%
REITS	3.1%
Biotechnology	2.8%
Semiconductors	2.7%
Diversified Financial Services	2.6%
Building Materials	2.5%
Auto Manufacturers	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021966 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Systematic U.S. Large Cap Value
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 1)*	$32	0.64%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 32	[245]
Expense Ratio, Percent	0.64%	[245],[246]
Net Assets	$ 566,000,000
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$566M
Total number of portfolio holdings	144
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	42%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	13.1%
Insurance	7.1%
Healthcare-Products	5.7%
Internet	5.4%
Retail	5.3%
Telecommunications	4.8%
Oil & Gas	3.4%
Software	3.1%
Electric	3.1%
REITS	3.1%
Biotechnology	2.8%
Semiconductors	2.7%
Diversified Financial Services	2.6%
Building Materials	2.5%
Auto Manufacturers	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021957 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Equity-Income
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Equity-Income Portfolio (Class 1)*	$29	0.59%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 29	[247]
Expense Ratio, Percent	0.59%	[247],[248]
Net Assets	$ 829,000,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 2,300,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$829M
Total number of portfolio holdings	86
Total net advisory fee paid	$2.3M
Portfolio turnover rate during the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	12.7%
Diversified Financial Services	8.5%
Pharmaceuticals	8.0%
Retail	7.9%
Oil & Gas	5.9%
Electric	4.6%
Semiconductors	4.3%
Machinery-Diversified	3.5%
Aerospace/Defense	3.5%
Insurance	3.4%
Transportation	3.4%
Software	3.2%
REITS	3.0%
Computers	2.8%
Healthcare-Services	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021958 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Equity-Income
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Equity-Income Portfolio (Class 2)*	$37	0.74%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 37	[249]
Expense Ratio, Percent	0.74%	[249],[250]
Net Assets	$ 829,000,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 2,300,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$829M
Total number of portfolio holdings	86
Total net advisory fee paid	$2.3M
Portfolio turnover rate during the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	12.7%
Diversified Financial Services	8.5%
Pharmaceuticals	8.0%
Retail	7.9%
Oil & Gas	5.9%
Electric	4.6%
Semiconductors	4.3%
Machinery-Diversified	3.5%
Aerospace/Defense	3.5%
Insurance	3.4%
Transportation	3.4%
Software	3.2%
REITS	3.0%
Computers	2.8%
Healthcare-Services	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021959 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Equity-Income
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Equity-Income Portfolio (Class 3)*	$42	0.84%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 42	[251]
Expense Ratio, Percent	0.84%	[251],[252]
Net Assets	$ 829,000,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 2,300,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$829M
Total number of portfolio holdings	86
Total net advisory fee paid	$2.3M
Portfolio turnover rate during the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	12.7%
Diversified Financial Services	8.5%
Pharmaceuticals	8.0%
Retail	7.9%
Oil & Gas	5.9%
Electric	4.6%
Semiconductors	4.3%
Machinery-Diversified	3.5%
Aerospace/Defense	3.5%
Insurance	3.4%
Transportation	3.4%
Software	3.2%
REITS	3.0%
Computers	2.8%
Healthcare-Services	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.

[1]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[2]	Annualized
[3]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[4]	Annualized
[5]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[6]	Annualized
[7]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[8]	Annualized
[9]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[10]	Annualized
[11]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[12]	Annualized
[13]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[14]	Annualized
[15]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[16]	Annualized
[17]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[18]	Annualized
[19]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[20]	Annualized
[21]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[22]	Annualized
[23]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[24]	Annualized
[25]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[26]	Annualized
[27]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[28]	Annualized
[29]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[30]	Annualized
[31]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[32]	Annualized
[33]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[34]	Annualized
[35]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[36]	Annualized
[37]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[38]	Annualized
[39]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[40]	Annualized
[41]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[42]	Annualized
[43]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[44]	Annualized
[45]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[46]	Annualized
[47]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[48]	Annualized
[49]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[50]	Annualized
[51]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[52]	Annualized
[53]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[54]	Annualized
[55]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[56]	Annualized
[57]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[58]	Annualized
[59]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[60]	Annualized
[61]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[62]	Annualized
[63]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[64]	Annualized
[65]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[66]	Annualized
[67]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[68]	Annualized
[69]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[70]	Annualized
[71]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[72]	Annualized
[73]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[74]	Annualized
[75]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[76]	Annualized
[77]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[78]	Annualized
[79]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[80]	Annualized
[81]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[82]	Annualized
[83]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[84]	Annualized
[85]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[86]	Annualized
[87]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[88]	Annualized
[89]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[90]	Annualized
[91]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[92]	Annualized
[93]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[94]	Annualized
[95]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[96]	Annualized
[97]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[98]	Annualized
[99]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[100]	Annualized
[101]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[102]	Annualized
[103]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[104]	Annualized
[105]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[106]	Annualized
[107]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[108]	Annualized
[109]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[110]	Annualized
[111]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[112]	Annualized
[113]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[114]	Annualized
[115]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[116]	Annualized
[117]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[118]	Annualized
[119]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[120]	Annualized
[121]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[122]	Annualized
[123]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[124]	Annualized
[125]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[126]	Annualized
[127]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[128]	Annualized
[129]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[130]	Annualized
[131]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[132]	Annualized
[133]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[134]	Annualized
[135]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[136]	Annualized
[137]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[138]	Annualized
[139]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[140]	Annualized
[141]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[142]	Annualized
[143]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[144]	Annualized
[145]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[146]	Annualized
[147]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[148]	Annualized
[149]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[150]	Annualized
[151]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[152]	Annualized
[153]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[154]	Annualized
[155]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[156]	Annualized
[157]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[158]	Annualized
[159]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[160]	Annualized
[161]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[162]	Annualized
[163]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[164]	Annualized
[165]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[166]	Annualized
[167]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[168]	Annualized
[169]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[170]	Annualized
[171]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[172]	Annualized
[173]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[174]	Annualized
[175]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[176]	Annualized
[177]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[178]	Annualized
[179]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[180]	Annualized
[181]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[182]	Annualized
[183]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[184]	Annualized
[185]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[186]	Annualized
[187]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[188]	Annualized
[189]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[190]	Annualized
[191]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[192]	Annualized
[193]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[194]	Annualized
[195]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[196]	Annualized
[197]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[198]	Annualized
[199]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[200]	Annualized
[201]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[202]	Annualized
[203]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[204]	Annualized
[205]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[206]	Annualized
[207]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[208]	Annualized
[209]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[210]	Annualized
[211]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[212]	Annualized
[213]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[214]	Annualized
[215]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[216]	Annualized
[217]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[218]	Annualized
[219]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[220]	Annualized
[221]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[222]	Annualized
[223]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[224]	Annualized
[225]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[226]	Annualized
[227]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[228]	Annualized
[229]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[230]	Annualized
[231]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[232]	Annualized
[233]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[234]	Annualized
[235]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[236]	Annualized
[237]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[238]	Annualized
[239]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[240]	Annualized
[241]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[242]	Annualized
[243]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[244]	Annualized
[245]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[246]	Annualized
[247]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[248]	Annualized
[249]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[250]	Annualized
[251]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[252]	Annualized